Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Property, plant and equipment USD ($)	Dec. 31, 2011 Property, plant and equipment CNY	Dec. 31, 2011 Polysilicon USD ($)	Dec. 31, 2011 Polysilicon CNY	Dec. 31, 2011 Other polysilicon Minimum USD ($)	Dec. 31, 2011 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding	$ 685,881	4,316,866
Purchase obligations under "take or pay" arrangements
2012			206,860	1,301,955
2013			360,864	2,271,241
2014			380,923	2,397,492
2015			454,305	2,859,348
2016			357,998	2,253,202
Thereafter			1,079,199	6,792,370
Total purchase obligation			$ 2,840,149	17,875,608	$ 1,624,571	10,224,888